ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
14)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances as of September 30, 2018 and 2017 follow:

	September 30,
	2018	2017
	(in millions)
Unrealized gains (losses) on investments	$(841)	$642
Foreign currency translation adjustments	(39)	(45)
Defined benefit pension plans	(752)	(995)

Total accumulated other comprehensive income (loss)	(1,632)	(398)
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest	37	53

Accumulated other comprehensive income (loss) attributable to Holdings	$(1,595)	$(345)

The components of OCI, net of taxes for the nine months ended September 30, 2018 and 2017 follow:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	$(4)	$32
(Gains) losses reclassified into net income (loss) during the period	—	—

Foreign currency translation adjustment	(4)	32

Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period	(2,064)	549
(Gains) losses reclassified into net income (loss) during the period(1)	(43)	29

Net unrealized gains (losses) on investments	(2,107)	578
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	437	(76)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(444) and $270)	(1,670)	502

Change in defined benefit plans:
Less: reclassification adjustments to net income (loss) for:
Amortization of net actuarial (gains) losses included in:
Amortization of net prior service cost included in net periodic cost	202	60

Change in defined benefit plans (net of deferred income tax expense (benefit) of $54 and $32)	202	60

Total other comprehensive income (loss), net of income taxes	(1,472)	594
Less: Other comprehensive (income) loss attributable to noncontrolling interest	(15)	(18)

Other comprehensive income (loss) attributable to Holdings	$(1,487)	$576

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(11) million and $16 million for the nine months ended September 30, 2018 and 2017, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

15)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2017	2016	2015
	(in millions)
Unrealized gains (losses) on investments	$830	$140	$414
Foreign currency translation adjustments	(35)	(77)	(59)
Defined benefit pension plans	(955)	(1,055)	(1,089)

Total accumulated other comprehensive income (loss)	(160)	(992)	(734)

Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest	52	71	57

Accumulated other comprehensive income (loss) attributable to Holdings	$(108)	$(921)	$(677)

The components of OCI for the past three years, net of tax, follow:

	As of December 31,
	2017	2016	2015
	(in millions)
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	$42	$(18)	$(25)
(Gains) losses reclassified into net income (loss) during the period	—	—	—

Foreign currency translation adjustment	42	(18)	(25)

Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	910	(227)	(1,202)
(Gains) losses reclassified into net income (loss) during the year(1)	10	(55)	13

Net unrealized gains (losses) on investments	920	(282)	(1,189)
Adjustments for policyholders liabilities, DAC, insurance liability loss recognition and other	(230)	8	250

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(262) million, $(164) million, and $(505) million)	690	(274)	(939)

Change in defined benefit plans:
Less: reclassification adjustments to net income (loss) for:(2)
Amortization of net prior service credit included in net periodic cost	100	34	35

Change in defined benefit plans (net of deferred income tax expense (benefit) of $51 million, $19 million, $19 million)	100	34	35

Total other comprehensive income (loss), net of income taxes	832	(258)	(929)
Less: Other comprehensive (income) loss attributable to noncontrolling interest	(19)	14	14

Other comprehensive income (loss) attributable to Holdings	$813	$(244)	$(915)

(1)	See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $5 million, $29 million and $(7) million for 2017, 2016 and 2015, respectively.
(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(51) million, $(19) million and $(19) million for 2017, 2016 and 2015, respectively.

Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.